ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details)		6 Months Ended
	May 01, 2024	Dec. 31, 2023 $ / shares Y shares	Jun. 30, 2023 Y $ / shares shares	Jun. 30, 2020	May 26, 2020
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Reverse stock split	0.056	0.2
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares		47,963
Number of warrants, remaining | shares			47,963
Number of warrants, adjusted | shares			441,710
Reverse stock split	0.056
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares			555,694
Reverse stock split	0.056
Share price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.23
Warrants outstanding, measurement input remaining			0.34
Warrants outstanding measurement input adjusted			0.34
Share price | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			0.34
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input				0.35	0.0040
Risk free interest rate | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.0402
Warrants outstanding, measurement input remaining			0.0441
Warrants outstanding measurement input adjusted			0.0441
Risk free interest rate | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			0.0359
volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input				104.26	99.50
volatility | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		1.19
Warrants outstanding, measurement input remaining			1.27
Warrants outstanding measurement input adjusted			1.27
volatility | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			1.10
Exercise price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		112.32
Warrants outstanding, measurement input remaining			112.32
Warrants outstanding measurement input adjusted			14.40
Exercise price | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			14.40
Warrant life | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y		2.96
Warrants outstanding, measurement input remaining | Y			3.47
Warrants outstanding measurement input adjusted | Y			3.47
Warrant life | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y			5.22